Other (expense)/ Income (Details) - Schedule of other (expense)/ income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Income [Abstract]
Sublicense income		$ 750
Other	65	143
Loss on investment at fair value through profit or loss (see note 19)	(869)
Total other (expense)/ income	$ (804)	$ 893